Trade and other receivables - Summary of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Current trade receivables	$ 12,926	$ 19,424
Current receivables due from related parties	339	672
Non-Current Receivables Related To Disposals	2,402	125
Current Receivables Related To Disposals	1,291	159
Other current receivables	2,628	3,166
Trade and other current receivables financial assets	17,184	23,421
Non-current
Non-current trade receivables	19	22
Non-current receivables due from related parties	10	2
Other non-current receivables	637	701
Trade and other non-current receivables financial assets	3,068	850
Current
Current portion of reimbursement asset	32	201
Current portion of sales taxes and production taxes	557	640
Other current receivables non-financial asset	175	180
Trade and other current receivables non-financial assets	764	1,021
Non-current
Non-current portion of reimbursement asset	0	0
Non-current portion of sales taxes and production taxes	504	538
Other non-current receivables non-finance asset	779	759
Trade and other non-current receivables non-financial assets	1,283	1,297
Trade and other current receivables	17,948	24,442
Trade and other non-current receivables	$ 4,351	$ 2,147